Leases - Future Minimum Commitments Chartered-in Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum commitments, net of commissions under chartered-in vessels
Charter hire expense for chartered-in pushboats and barges	$ 1,564	$ 1,521	$ 1,307
Operating leases future minimum payments receivable	1,137,442
River and estuary tanker
Future minimum commitments, net of commissions under chartered-in vessels
Operating leases future minimum payments receivable	$ 41,830
Term of future minimum receivables to be earned on non-cancellable contracts	5 years